Derivatives - Summary of the Composition of Derivatives by Index (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	R$ 17,778,000,000
Balance sheet account receivable / (received) (payable) paid	(3,874,000,000)	R$ (4,973,000,000)
Adjustment to fair value (in results / stockholders' equity)	873,000,000	(1,001,000,000)
Fair value	(3,001,000,000)	(5,974,000,000)
Purchase commitments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	304,454,000,000
Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	24,241,000,000
Commitments to sell [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	443,288,000,000
Commitments to sell shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	7,535,000,000
Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,201,000,000
Commitments to sell interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	397,157,000,000
Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	36,395,000,000
Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,139,000,000
Balance sheet account receivable / (received) (payable) paid	(15,000,000)
Adjustment to fair value (in results / stockholders' equity)	(32,000,000)
Fair value	(47,000,000)
Up to one year [member] | Purchases receivable [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	18,666,000,000
Balance sheet account receivable / (received) (payable) paid	1,014,000,000
Adjustment to fair value (in results / stockholders' equity)	(3,000,000)	(6,000,000)
Fair value	1,011,000,000
Up to one year [member] | Sales receivable [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,132,000,000	1,653,000,000
Balance sheet account receivable / (received) (payable) paid	1,073,000,000	1,368,000,000
Adjustment to fair value (in results / stockholders' equity)	1,000,000	4,000,000
Fair value	1,074,000,000	1,372,000,000
Up to one year [member] | Sales deliverable [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid		(592,000,000)
Assets 1 [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	43,791,000,000	19,888,000,000
Adjustment to fair value (in results / stockholders' equity)	32,713,000,000	21,966,000,000
Fair value	76,504,000,000	41,854,000,000
Futures contracts [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	781,453,000,000	664,884,000,000
Futures contracts [Member] | Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	338,165,000,000	325,468,000,000
Futures contracts [Member] | Purchase commitments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	8,300,000,000	1,084,000,000
Futures contracts [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,170,000,000	76,000,000
Futures contracts [Member] | Purchase commitments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		301,898,000,000
Futures contracts [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		22,410,000,000
Futures contracts [Member] | Commitments to sell [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		339,416,000,000
Futures contracts [Member] | Commitments to sell shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		1,163,000,000
Futures contracts [Member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		1,049,000,000
Futures contracts [Member] | Commitments to sell interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		308,824,000,000
Futures contracts [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		28,380,000,000
Futures contracts [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	125,197,000,000	142,597,000,000
Swap contract [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,442,449,000,000	1,094,378,000,000
Balance sheet account receivable / (received) (payable) paid	(6,054,000,000)	(5,267,000,000)
Adjustment to fair value (in results / stockholders' equity)	284,000,000	(1,202,000,000)
Fair value	(5,770,000,000)	(6,469,000,000)
Swap contract [member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,442,449,000,000	1,094,378,000,000
Balance sheet account receivable / (received) (payable) paid	16,840,000,000	5,566,000,000
Adjustment to fair value (in results / stockholders' equity)	29,179,000,000	20,892,000,000
Fair value	46,019,000,000	26,458,000,000
Swap contract [member] | Asset position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,423,134,000,000	1,075,534,000,000
Balance sheet account receivable / (received) (payable) paid	14,030,000,000	4,596,000,000
Adjustment to fair value (in results / stockholders' equity)	27,953,000,000	19,813,000,000
Fair value	41,983,000,000	24,409,000,000
Swap contract [member] | Asset position - Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	19,037,000,000	18,270,000,000
Balance sheet account receivable / (received) (payable) paid	2,809,000,000	970,000,000
Adjustment to fair value (in results / stockholders' equity)	1,226,000,000	1,070,000,000
Fair value	4,035,000,000	2,040,000,000
Swap contract [member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,442,449,000,000	1,094,378,000,000
Balance sheet account receivable / (received) (payable) paid	(22,894,000,000)	(10,833,000,000)
Adjustment to fair value (in results / stockholders' equity)	(28,895,000,000)	(22,094,000,000)
Fair value	(51,789,000,000)	(32,927,000,000)
Swap contract [member] | Liability position shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	108,000,000	49,000,000
Balance sheet account receivable / (received) (payable) paid	(12,000,000)	(9,000,000)
Adjustment to fair value (in results / stockholders' equity)	2,000,000
Fair value	(10,000,000)	(9,000,000)
Swap contract [member] | Liability position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,425,904,000,000	1,068,660,000,000
Balance sheet account receivable / (received) (payable) paid	(19,112,000,000)	(9,383,000,000)
Adjustment to fair value (in results / stockholders' equity)	(28,584,000,000)	(21,855,000,000)
Fair value	(47,696,000,000)	(31,238,000,000)
Swap contract [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	16,096,000,000	24,814,000,000
Balance sheet account receivable / (received) (payable) paid	(3,761,000,000)	(1,441,000,000)
Adjustment to fair value (in results / stockholders' equity)	(313,000,000)	(227,000,000)
Fair value	(4,074,000,000)	(1,668,000,000)
Swap contract [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	278,000,000	574,000,000
Balance sheet account receivable / (received) (payable) paid	1,000,000
Adjustment to fair value (in results / stockholders' equity)		9,000,000
Fair value	1,000,000	9,000,000
Swap contract [member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	341,000,000
Balance sheet account receivable / (received) (payable) paid	(9,000,000)
Fair value	(9,000,000)
Swap contract [member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	927,540,000,000	763,206,000,000
Option contract [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,738,849,000,000	1,720,205,000,000
Balance sheet account receivable / (received) (payable) paid	22,000,000	(546,000,000)
Adjustment to fair value (in results / stockholders' equity)	134,000,000	(59,000,000)
Fair value	156,000,000	(605,000,000)
Option contract [member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	258,493,000,000	152,624,000,000
Option contract [member] | Non-current [Member] | Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	131,134,000,000	245,824,000,000
Balance sheet account receivable / (received) (payable) paid	14,538,000,000	6,191,000,000
Adjustment to fair value (in results / stockholders' equity)	1,828,000,000	(6,000,000)
Fair value	16,366,000,000	6,185,000,000
Option contract [member] | Non-current [Member] | Purchase commitments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	12,400,000,000	11,513,000,000
Balance sheet account receivable / (received) (payable) paid	345,000,000	256,000,000
Adjustment to fair value (in results / stockholders' equity)	976,000,000	515,000,000
Fair value	1,321,000,000	771,000,000
Option contract [member] | Non-current [Member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	356,000,000	268,000,000
Balance sheet account receivable / (received) (payable) paid	14,000,000	7,000,000
Adjustment to fair value (in results / stockholders' equity)	13,000,000	10,000,000
Fair value	27,000,000	17,000,000
Option contract [member] | Non-current [Member] | Purchase commitments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	50,771,000,000	188,110,000,000
Balance sheet account receivable / (received) (payable) paid	614,000,000	465,000,000
Adjustment to fair value (in results / stockholders' equity)	(282,000,000)	(331,000,000)
Fair value	332,000,000	134,000,000
Option contract [member] | Non-current [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	67,607,000,000	45,933,000,000
Balance sheet account receivable / (received) (payable) paid	13,565,000,000	5,463,000,000
Adjustment to fair value (in results / stockholders' equity)	1,121,000,000	(200,000,000)
Fair value	14,686,000,000	5,263,000,000
Option contract [member] | Non-current [Member] | Commitments to sell [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	743,573,000,000	626,187,000,000
Balance sheet account receivable / (received) (payable) paid	2,933,000,000	1,667,000,000
Adjustment to fair value (in results / stockholders' equity)	1,119,000,000	604,000,000
Fair value	4,052,000,000	2,271,000,000
Option contract [member] | Non-current [Member] | Commitments to sell shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	14,659,000,000	12,294,000,000
Balance sheet account receivable / (received) (payable) paid	728,000,000	396,000,000
Adjustment to fair value (in results / stockholders' equity)	62,000,000	(40,000,000)
Fair value	790,000,000	356,000,000
Option contract [member] | Non-current [Member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	75,000,000	228,000,000
Balance sheet account receivable / (received) (payable) paid	2,000,000	5,000,000
Adjustment to fair value (in results / stockholders' equity)	(1,000,000)	(2,000,000)
Fair value	1,000,000	3,000,000
Option contract [member] | Non-current [Member] | Commitments to sell interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	659,826,000,000	568,442,000,000
Balance sheet account receivable / (received) (payable) paid	1,087,000,000	513,000,000
Adjustment to fair value (in results / stockholders' equity)	1,373,000,000	887,000,000
Fair value	2,460,000,000	1,400,000,000
Option contract [member] | Non-current [Member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	69,013,000,000	45,223,000,000
Balance sheet account receivable / (received) (payable) paid	1,116,000,000	753,000,000
Adjustment to fair value (in results / stockholders' equity)	(315,000,000)	(241,000,000)
Fair value	801,000,000	512,000,000
Option contract [member] | Up to one year [member] | Purchase commitments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	129,150,000,000	172,703,000,000
Balance sheet account receivable / (received) (payable) paid	(13,934,000,000)	(6,671,000,000)
Adjustment to fair value (in results / stockholders' equity)	(1,797,000,000)	(19,000,000)
Fair value	(15,731,000,000)	(6,690,000,000)
Option contract [member] | Up to one year [member] | Purchase commitments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	13,080,000,000	6,312,000,000
Balance sheet account receivable / (received) (payable) paid	(348,000,000)	(180,000,000)
Adjustment to fair value (in results / stockholders' equity)	(1,119,000,000)	(451,000,000)
Fair value	(1,467,000,000)	(631,000,000)
Option contract [member] | Up to one year [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	899,000,000	235,000,000
Balance sheet account receivable / (received) (payable) paid	(28,000,000)	(10,000,000)
Adjustment to fair value (in results / stockholders' equity)	(18,000,000)	(8,000,000)
Fair value	(46,000,000)	(18,000,000)
Option contract [member] | Up to one year [member] | Purchase commitments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	55,369,000,000	129,647,000,000
Balance sheet account receivable / (received) (payable) paid	(532,000,000)	(412,000,000)
Adjustment to fair value (in results / stockholders' equity)	318,000,000	329,000,000
Fair value	(214,000,000)	(83,000,000)
Option contract [member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	59,802,000,000	36,509,000,000
Balance sheet account receivable / (received) (payable) paid	(13,026,000,000)	(6,069,000,000)
Adjustment to fair value (in results / stockholders' equity)	(978,000,000)	111,000,000
Fair value	(14,004,000,000)	(5,958,000,000)
Option contract [member] | Up to one year [member] | Commitments to sell [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	734,992,000,000	675,491,000,000
Balance sheet account receivable / (received) (payable) paid	(3,515,000,000)	(1,733,000,000)
Adjustment to fair value (in results / stockholders' equity)	(1,016,000,000)	(638,000,000)
Fair value	(4,531,000,000)	(2,371,000,000)
Option contract [member] | Up to one year [member] | Commitments to sell shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	13,200,000,000	11,152,000,000
Balance sheet account receivable / (received) (payable) paid	(524,000,000)	(269,000,000)
Adjustment to fair value (in results / stockholders' equity)	(156,000,000)	(37,000,000)
Fair value	(680,000,000)	(306,000,000)
Option contract [member] | Up to one year [member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	246,000,000	485,000,000
Balance sheet account receivable / (received) (payable) paid	(10,000,000)	(11,000,000)
Adjustment to fair value (in results / stockholders' equity)	6,000,000
Fair value	(4,000,000)	(11,000,000)
Option contract [member] | Up to one year [member] | Commitments to sell interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	653,376,000,000	621,405,000,000
Balance sheet account receivable / (received) (payable) paid	(978,000,000)	(428,000,000)
Adjustment to fair value (in results / stockholders' equity)	(1,317,000,000)	(888,000,000)
Fair value	(2,295,000,000)	(1,316,000,000)
Option contract [member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	68,170,000,000	42,449,000,000
Balance sheet account receivable / (received) (payable) paid	(2,003,000,000)	(1,025,000,000)
Adjustment to fair value (in results / stockholders' equity)	451,000,000	287,000,000
Fair value	(1,552,000,000)	(738,000,000)
Forward [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	23,989,000,000	5,134,000,000
Forward [member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,000,000	16,000,000
Forward [member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	23,989,000,000	5,134,000,000
Balance sheet account receivable / (received) (payable) paid	1,195,000,000	1,412,000,000
Adjustment to fair value (in results / stockholders' equity)	(15,000,000)	(4,000,000)
Fair value	1,180,000,000	1,408,000,000
Purchases receivable [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		668,000,000
Balance sheet account receivable / (received) (payable) paid		796,000,000
Fair value		790,000,000
Purchases receivable [Member] | Up to one year [member] | Purchases receivable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	304,000,000	488,000,000
Balance sheet account receivable / (received) (payable) paid	304,000,000	488,000,000
Adjustment to fair value (in results / stockholders' equity)	(3,000,000)	(6,000,000)
Fair value	301,000,000	482,000,000
Purchases receivable [Member] | Up to one year [member] | Purchases receivable interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	584,000,000	160,000,000
Balance sheet account receivable / (received) (payable) paid	710,000,000	308,000,000
Fair value	710,000,000	308,000,000
Purchases payable [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		660,000,000
Balance sheet account receivable / (received) (payable) paid	(584,000,000)	(160,000,000)
Fair value	(584,000,000)	(160,000,000)
Purchases payable [Member] | Up to one year [member] | Purchases payable interest [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(584,000,000)	(160,000,000)
Fair value	(584,000,000)	(160,000,000)
Purchases payable [Member] | Up to one year [member] | Purchases Payable Shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		786,000,000
Balance sheet account receivable / (received) (payable) paid		776,000,000
Adjustment to fair value (in results / stockholders' equity)		3,000,000
Fair value		779,000,000
Purchases payable [Member] | Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	362,000,000	660,000,000
Sales receivable interest [member] | Up to one year [member] | Purchases receivable interest [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid		592,000,000
Sales receivable interest [member] | Up to one year [member] | Sales receivable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	770,000,000	2,307,000,000
Balance sheet account receivable / (received) (payable) paid	765,000,000
Adjustment to fair value (in results / stockholders' equity)	1,000,000	215,000,000
Fair value	766,000,000	134,000,000
Sales receivable interest [member] | Up to one year [member] | Sales receivable interest [member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	308,000,000
Adjustment to fair value (in results / stockholders' equity)		1,000,000
Fair value	308,000,000	593,000,000
Sales receivable interest [member] | Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	3,883,000,000
Adjustment to fair value (in results / stockholders' equity)	(13,000,000)
Fair value	(13,000,000)
Credit derivatives [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	20,060,000,000	12,739,000,000
Credit derivatives [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	10,741,000,000	7,260,000,000
Credit derivatives [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	20,060,000,000	12,739,000,000
Balance sheet account receivable / (received) (payable) paid	(432,000,000)	(236,000,000)
Adjustment to fair value (in results / stockholders' equity)	512,000,000	363,000,000
Fair value	80,000,000	127,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		9,878,000,000
Balance sheet account receivable / (received) (payable) paid		(165,000,000)
Adjustment to fair value (in results / stockholders' equity)		332,000,000
Fair value		167,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	15,877,000,000
Balance sheet account receivable / (received) (payable) paid	(270,000,000)
Adjustment to fair value (in results / stockholders' equity)	426,000,000
Fair value	156,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [member] | Credit derivatives asset position shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,796,000,000	695,000,000
Balance sheet account receivable / (received) (payable) paid	(84,000,000)	(81,000,000)
Adjustment to fair value (in results / stockholders' equity)	172,000,000	(41,000,000)
Fair value	88,000,000	(39,000,000)
Credit derivatives [Member] | Asset position [Member] | Up to one year [member] | Credit derivatives asset position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	13,062,000,000	7,423,000,000
Balance sheet account receivable / (received) (payable) paid	(186,000,000)	(87,000,000)
Adjustment to fair value (in results / stockholders' equity)	253,000,000	114,000,000
Fair value	67,000,000	27,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	19,000,000	27,000,000
Balance sheet account receivable / (received) (payable) paid		(1,000,000)
Adjustment to fair value (in results / stockholders' equity)	1,000,000	3,000,000
Fair value	1,000,000	2,000,000
Credit derivatives [Member] | Asset position [Member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	155,946,000,000
Balance sheet account receivable / (received) (payable) paid	(6,216,000,000)
Adjustment to fair value (in results / stockholders' equity)	(172,000,000)
Fair value	(6,388,000,000)	4,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		138,772,000,000
Balance sheet account receivable / (received) (payable) paid		4,239,000,000
Adjustment to fair value (in results / stockholders' equity)		207,000,000
Fair value		4,446,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	313,463,000,000	295,508,000,000
Balance sheet account receivable / (received) (payable) paid	1,214,000,000	(552,000,000)
Adjustment to fair value (in results / stockholders' equity)	(44,000,000)	27,000,000
Fair value	1,170,000,000	(525,000,000)
Non deliverable forward [member] | Asset position [Member] | Up to one year [member] | Asset position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	156,542,000,000
Balance sheet account receivable / (received) (payable) paid	7,467,000,000
Adjustment to fair value (in results / stockholders' equity)	129,000,000
Fair value	7,596,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,715,000,000	570,000,000
Balance sheet account receivable / (received) (payable) paid	278,000,000	34,000,000
Adjustment to fair value (in results / stockholders' equity)	(16,000,000)	(1,000,000)
Fair value	262,000,000	33,000,000
Non deliverable forward [member] | Asset position [Member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	2,000,000	138,202,000,000
Balance sheet account receivable / (received) (payable) paid		4,205,000,000
Adjustment to fair value (in results / stockholders' equity)	57,000,000	208,000,000
Fair value	57,000,000	4,413,000,000
Other derivative financial instruments [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	6,413,000,000	6,581,000,000
Other derivative financial instruments [Member] | Non-current [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,410,000,000	5,463,000,000
Other derivative financial instruments [Member] | Liability position [Member] | Up to one year [member] | Other derivative financial instruments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	47,000,000
Balance sheet account receivable / (received) (payable) paid	(3,000,000)	2,000,000
Adjustment to fair value (in results / stockholders' equity)	3,000,000
Other derivative financial instruments [Member] | Asset position [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		6,581,000,000
Balance sheet account receivable / (received) (payable) paid		216,000,000
Adjustment to fair value (in results / stockholders' equity)		(126,000,000)
Fair value		90,000,000
Sales deliverable [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	4,191,000,000	2,153,000,000
Balance sheet account receivable / (received) (payable) paid	(308,000,000)
Adjustment to fair value (in results / stockholders' equity)	(13,000,000)	(2,000,000)
Fair value	(321,000,000)	(594,000,000)
Sales deliverable [Member] | Up to one year [member] | Sales deliverable shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	308,000,000	719,000,000
Balance sheet account receivable / (received) (payable) paid	(308,000,000)	(28,000,000)
Adjustment to fair value (in results / stockholders' equity)		8,000,000
Fair value	(308,000,000)	(20,000,000)
Sales deliverable [Member] | Up to one year [member] | Sales deliverable interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		592,000,000
Balance sheet account receivable / (received) (payable) paid		(592,000,000)
Adjustment to fair value (in results / stockholders' equity)		(1,000,000)
Fair value		(593,000,000)
Sales deliverable [Member] | Up to one year [member] | Sales deliverable foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	154,827,000,000	20,000,000
Balance sheet account receivable / (received) (payable) paid	7,189,000,000
Adjustment to fair value (in results / stockholders' equity)	145,000,000
Fair value	7,334,000,000
Liability position [Member] | Credit derivatives [Member] | Up to one year [member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	4,183,000,000	2,861,000,000
Balance sheet account receivable / (received) (payable) paid	(162,000,000)	(71,000,000)
Adjustment to fair value (in results / stockholders' equity)	86,000,000	31,000,000
Fair value	(76,000,000)	(40,000,000)
Liability position [Member] | Credit derivatives [Member] | Up to one year [member] | Liability position shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	1,154,000,000
Balance sheet account receivable / (received) (payable) paid	(45,000,000)
Adjustment to fair value (in results / stockholders' equity)	11,000,000
Fair value	(34,000,000)
Liability position [Member] | Credit derivatives [Member] | Up to one year [member] | Liability position interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	3,026,000,000	2,140,000,000
Balance sheet account receivable / (received) (payable) paid	(117,000,000)	(43,000,000)
Adjustment to fair value (in results / stockholders' equity)	75,000,000	23,000,000
Fair value	(42,000,000)	(20,000,000)
Liability position [Member] | Credit derivatives [Member] | Up to one year [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	3,000,000	2,000,000
Liability position [Member] | Non deliverable forward [member] | Up to one year [member] | Liability position [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	156,921,000,000	156,736,000,000
Balance sheet account receivable / (received) (payable) paid	(6,253,000,000)	(4,791,000,000)
Adjustment to fair value (in results / stockholders' equity)	(173,000,000)	(180,000,000)
Fair value	(6,426,000,000)	(4,971,000,000)
Liability position [Member] | Non deliverable forward [member] | Up to one year [member] | Foreign currency [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		156,420,000,000
Balance sheet account receivable / (received) (payable) paid		(4,781,000,000)
Liability position [Member] | Non deliverable forward [member] | Up to one year [member] | Commodities [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	975,000,000	316,000,000
Balance sheet account receivable / (received) (payable) paid	(37,000,000)	(10,000,000)
Adjustment to fair value (in results / stockholders' equity)	(1,000,000)	(1,000,000)
Fair value	(38,000,000)	(11,000,000)
Liability position [Member] | Non deliverable forward [member] | Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		867,000,000
Adjustment to fair value (in results / stockholders' equity)		(179,000,000)
Fair value		(4,960,000,000)
Liability position [Member] | Other derivative financial instruments [Member] | Up to one year [member] | Other derivative financial instruments shares [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	705,000,000
Balance sheet account receivable / (received) (payable) paid	(6,000,000)
Adjustment to fair value (in results / stockholders' equity)	(22,000,000)
Fair value	(28,000,000)
Liability position [Member] | Other derivative financial instruments [Member] | Up to one year [member] | Other derivative financial instruments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	434,000,000	458,000,000
Balance sheet account receivable / (received) (payable) paid	(9,000,000)	(12,000,000)
Adjustment to fair value (in results / stockholders' equity)	(10,000,000)	(6,000,000)
Fair value	(19,000,000)	(18,000,000)
Liability position [Member] | Other derivative financial instruments [Member] | Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		121,000,000
Balance sheet account receivable / (received) (payable) paid		4,000,000
Adjustment to fair value (in results / stockholders' equity)		(18,000,000)
Fair value		(18,000,000)
Liability position [Member] | Other derivative financial instruments [Member] | Liability position [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		1,153,000,000
Balance sheet account receivable / (received) (payable) paid		(10,000,000)
Adjustment to fair value (in results / stockholders' equity)		(65,000,000)
Fair value		(75,000,000)
Liability position [Member]
Disclosure of Financial Assets [Line Items]
Balance sheet account receivable / (received) (payable) paid	(47,665,000,000)	(24,861,000,000)
Adjustment to fair value (in results / stockholders' equity)	(31,840,000,000)	(22,967,000,000)
Fair value	(79,505,000,000)	(47,828,000,000)
Commodities [member] | Swap contract [member] | Commodities [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		855,000,000
Adjustment to fair value (in results / stockholders' equity)		(12,000,000)
Fair value		(12,000,000)
Asset position [Member] | Asset position [Member] | Up to one year [member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Adjustment to fair value (in results / stockholders' equity)		4,000,000
Fair value		4,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	6,413,000,000
Balance sheet account receivable / (received) (payable) paid	181,000,000
Adjustment to fair value (in results / stockholders' equity)	2,000,000
Fair value	183,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Up to one year [member] | Other derivative financial instruments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,225,000,000
Balance sheet account receivable / (received) (payable) paid	199,000,000
Adjustment to fair value (in results / stockholders' equity)	(26,000,000)
Fair value	173,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Asset position [Member] | Foreign currency [Member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		1,561,000,000
Adjustment to fair value (in results / stockholders' equity)		(1,000,000)
Fair value		(1,000,000)
Asset position [Member] | Other derivative financial instruments [Member] | Asset position [Member] | Up to one year [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount	5,274,000,000	5,428,000,000
Balance sheet account receivable / (received) (payable) paid	196,000,000	226,000,000
Adjustment to fair value (in results / stockholders' equity)	34,000,000	(61,000,000)
Fair value	R$ 230,000,000	165,000,000
Asset position [Member] | Other derivative financial instruments [Member] | Asset position [Member] | Up to one year [member] | Other derivative financial instruments interest [member]
Disclosure of Financial Assets [Line Items]
Off-balance sheet notional amount		5,428,000,000
Balance sheet account receivable / (received) (payable) paid		226,000,000
Adjustment to fair value (in results / stockholders' equity)		(65,000,000)
Fair value		R$ 161,000,000